UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

VanEck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2026

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck VIP Emerging Markets Bond Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$19,961,787
  Number of Portfolio Holdings115
  Portfolio Turnover Rate110%
  Management Fees Paid$29,913

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
80.5%
Financials
5.0%
Energy
2.6%
Industrials
2.2%
Utilities
2.0%
Basic Materials
1.8%
Real Estate
1.3%
Money Market Fund
2.6%
Other Investments
0.6%
Other assets less liabilities *
1.4%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.4%
Other Investments		0.6%
Money Market Fund		2.6%
Real Estate		1.3%
Basic Materials		1.8%
Utilities		2.0%
Industrials		2.2%
Energy		2.6%
Financials		5.0%
Government		80.5%
Footnote	Description
Footnote*	Includes net unrealized depreciation on Forward Foreign Currency Contracts

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Mexican Bonos, 7.75%, 11/13/2042	3.5%
China Government Bond, 3.95%, 6/29/2043	3.2%
Republic of Poland Government International Bond, 6.12%, 4/14/2056	3.0%
Czech Republic Government Bond, 5.00%, 9/30/2030	2.6%
Peru Government Bond, 7.60%, 8/12/2039	2.5%
Congolese International Bond, 6.00%, 6/30/2029	2.4%
Indonesia Treasury Bond, 6.75%, 7/15/2035	2.4%
Malaysia Government Bond, 4.05%, 4/18/2039	2.3%
Bolivian Government International Bond, 4.50%, 3/20/2028	2.2%
Republic of South Africa Government International Bond, 7.25%, 12/11/2055	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$73	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$86,325,904
  Number of Portfolio Holdings76
  Portfolio Turnover Rate21%
  Management Fees Paid$380,993

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
41.8%
Financials
19.7%
Industrials
10.8%
Consumer Discretionary
7.2%
Communication Services
5.8%
Real Estate
5.2%
Health Care
3.6%
Energy
2.6%
Consumer Staples
1.2%
Money Market Fund
1.6%
Other Investments
0.8%
Liabilities in excess of other assets
(0.3)%
-10
0
10
20
30
40
50

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Money Market Fund		1.6%
Consumer Staples		1.2%
Energy		2.6%
Health Care		3.6%
Real Estate		5.2%
Communication Services		5.8%
Consumer Discretionary		7.2%
Industrials		10.8%
Financials		19.7%
Information Technology		41.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	9.5%
Samsung Electronics Co. Ltd.	8.2%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.5%
Reliance Industries Ltd.	1.9%
International Container Terminal Services, Inc.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
MediaTek, Inc.	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Class S

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$86	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$86,325,904
  Number of Portfolio Holdings76
  Portfolio Turnover Rate21%
  Management Fees Paid$380,993

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Money Market Fund		1.6%
Consumer Staples		1.2%
Energy		2.6%
Health Care		3.6%
Real Estate		5.2%
Communication Services		5.8%
Consumer Discretionary		7.2%
Industrials		10.8%
Financials		19.7%
Information Technology		41.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	9.5%
Samsung Electronics Co. Ltd.	8.2%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.5%
Reliance Industries Ltd.	1.9%
International Container Terminal Services, Inc.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
MediaTek, Inc.	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Gold Fund

Class S

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$67	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$121,951,834
  Number of Portfolio Holdings45
  Portfolio Turnover Rate17%
  Management Fees Paid$575,561

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
97.2%
Diversified Metals & Mining
2.6%
Other Investments
0.3%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100
120

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Diversified Metals & Mining		2.6%
Gold		97.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	9.4%
Newmont Corp.	7.2%
Anglogold Ashanti PLC	5.1%
Wheaton Precious Metals Corp.	4.8%
Franco-Nevada Corp.	4.6%
G Mining Ventures Corp.	4.5%
Montage Gold Corp.	4.1%
Alamos Gold, Inc.	4.0%
SPDR Gold MiniShares Trust	3.7%
Kinross Gold Corp.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$53	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$383,421,521
  Number of Portfolio Holdings46
  Portfolio Turnover Rate75%
  Management Fees Paid$1,978,596

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
39.0%
Base & Industrial Metals
18.9%
Agriculture
14.3%
Gold & Precious Metals
12.4%
Paper & Forest
8.8%
Other Materials
5.0%
Money Market Fund
2.9%
Liabilities in excess of other assets
(1.3)%
-10
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.3)%
Money Market Fund		2.9%
Other Materials		5.0%
Paper & Forest		8.8%
Gold & Precious Metals		12.4%
Agriculture		14.3%
Base & Industrial Metals		18.9%
Oil & Gas		39.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nutrien Ltd.	4.9%
Diamondback Energy, Inc.	4.1%
Canadian Natural Resources Ltd.	4.1%
Ovintiv, Inc.	4.0%
CRH PLC	3.7%
Glencore PLC	3.2%
BP PLC	3.2%
Core Natural Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Expand Energy Corp.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Class S

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$65	1.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$383,421,521
  Number of Portfolio Holdings46
  Portfolio Turnover Rate75%
  Management Fees Paid$1,978,596

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.3)%
Money Market Fund		2.9%
Other Materials		5.0%
Paper & Forest		8.8%
Gold & Precious Metals		12.4%
Agriculture		14.3%
Base & Industrial Metals		18.9%
Oil & Gas		39.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nutrien Ltd.	4.9%
Diamondback Energy, Inc.	4.1%
Canadian Natural Resources Ltd.	4.1%
Ovintiv, Inc.	4.0%
CRH PLC	3.7%
Glencore PLC	3.2%
BP PLC	3.2%
Core Natural Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Expand Energy Corp.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 15.6%
Argentina: 0.5%
Pan American Energy LLC 144A 7.75%, 01/15/37	USD	96		$99,240
Brazil: 1.6%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	137		143,778
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	106		88,149
CSN Resources SA Reg S 4.62%, 06/10/31	USD	141		87,125
				319,052
China: 1.3%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	137		115,200
NWD Finance BVI Ltd. Reg S 10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%), (o)(a)	USD	72		69,646
NWD MTN Ltd. Reg S 8.62%, 02/08/28	USD	85		82,367
				267,213
Guyana: 0.2%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	30		29,721
Secure International Finance Co., Inc. Reg S 10.00%, 06/03/29 ∞	USD	10		9,907
				39,628
India: 2.6%
Export-Import Bank of India Reg S
3.88%, 02/01/28	USD	200		197,404
5.50%, 01/13/35	USD	320		325,841
				523,245
Indonesia: 3.9%
Indofood CBP Sukses Makmur Tbk PT Reg S 3.40%, 06/09/31	USD	129		118,106
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	USD	110		107,722
Pertamina Persero PT Reg S 6.00%, 05/03/42	USD	158		154,155
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak Reg S 4.85%, 10/14/38	USD	207		194,764
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	191		193,284
				768,031
Jamaica: 0.1%
Digicel International Finance Ltd. / Difl US LLC 144A 8.62%, 08/01/32	USD	22		22,669
		Par (000’s	)	Value
Luxembourg: 0.2%
Oceanica Lux 144A 11.25%, 05/08/31 †	USD	47		$47,425
Mexico: 0.6%
Alpek SAB de CV Reg S 3.25%, 02/25/31	USD	140		122,591
Panama: 1.1%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	228		215,750
Peru: 0.2%
Petroleos del Peru SA Reg S 5.62%, 06/19/47	USD	64		45,802
Singapore: 1.2%
GLP Pte Ltd. Reg S 9.75%, 05/20/28	USD	171		144,949
JAPFA Pte Ltd. 144A 7.95%, 05/12/31	USD	6		5,998
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	79		81,529
				232,476
Thailand: 1.1%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	217		215,508
United Kingdom: 1.0%
Avianca Midco 2 PLC 144A 10.25%, 01/07/32	USD	33		33,015
Avianca Midco 2 PLC Reg S 9.50%, 01/28/31	USD	75		73,931
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	22		22,535
WE Soda Investments Holding PLC Reg S 9.38%, 02/14/31	USD	71		69,452
				198,933
Total Corporate Bonds (Cost: $3,088,737)				3,117,563

GOVERNMENT OBLIGATIONS: 79.4%
Angola: 0.5%
Angolan Government International Bond 144A 9.38%, 03/31/33	USD	99		101,421
Argentina: 1.5%
Argentine Republic Government International Bond
3.50%, 07/09/41 (s) †	USD	137		102,750
5.00%, 01/09/38 (s)	USD	35		29,242
Ciudad Autonoma De Buenos Aires 144A 7.80%, 11/26/33	USD	60		63,148
Province of Santa Fe 144A

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Argentina (continued)
8.10%, 12/11/34	USD	112		$112,510
				307,650
Bahamas: 0.4%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	33		37,067
Bahamas Government International Bond Reg S 6.62%, 05/15/33	USD	34		34,306
				71,373
Barbados: 0.6%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	35		37,626
Barbados Government International Bond Reg S 8.00%, 06/26/35	USD	76		81,701
				119,327
Benin: 0.0%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	8		8,513
Bolivia: 2.2%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	460		443,232
Brazil: 2.7%
Brazilian Government International Bond
6.25%, 05/22/36	USD	142		140,722
6.62%, 03/15/35	USD	330		339,124
7.25%, 01/12/56	USD	68		68,459
				548,305
Chile: 4.4%
Bonos de la Tesoreria de la Republica en pesos 5.30%, 07/15/32	CLP	310,000		335,558
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.00%, 10/01/28	CLP	160,000		174,963
6.00%, 04/01/33	CLP	320,000		360,058
				870,579
China: 3.7%
China Government Bond Reg S
3.95%, 06/29/43	CNY	3,500		640,241
4.10%, 05/21/45	CNY	500		94,046
				734,287
Colombia: 1.6%
Colombian TES 12.50%, 02/27/30	COP	1,079,000		317,645
Costa Rica: 0.3%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61		63,100
		Par (000’s	)	Value
Czech Republic: 2.6%
Czech Republic Government Bond 5.00%, 09/30/30	CZK	10,550		$515,475
Democratic Republic of the Congo: 3.0%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	484		475,590
DRC International Bond 144A
8.75%, 04/16/32	USD	66		68,409
9.50%, 04/16/37	USD	53		55,568
				599,567
Dominican Republic: 1.1%
Dominican Republic International Bond Reg S 6.60%, 06/01/36	USD	200		209,100
Ecuador: 1.4%
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	230		199,123
6.90%, 07/31/35 (s)	USD	89		81,925
				281,048
Egypt: 0.8%
Egypt Government International Bond Reg S 9.45%, 02/04/33	USD	141		156,751
El Salvador: 0.5%
El Salvador Government International Bond 144A 4.00%, 04/17/30	USD	82		2,606
El Salvador Government International Bond Reg S 9.25%, 04/17/30	USD	85		91,810
				94,416
Ghana: 0.6%
Ghana Government International Bond Reg S 0.00%, 01/03/30 ^	USD	142		127,638
Guatemala: 1.1%
Guatemala Government Bond 144A 6.25%, 08/15/36	USD	105		109,856
Guatemala Government Bond Reg S 3.70%, 10/07/33	USD	126		112,501
				222,357
Honduras: 0.2%
Honduras Government International Bond Reg S 8.62%, 11/27/34	USD	33		38,293
Hungary: 1.0%
Hungary Government International Bond Reg S 5.38%, 09/26/30	USD	201		204,356
Indonesia: 2.4%
Indonesia Treasury Bond

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Indonesia (continued)
6.75%, 07/15/35	IDR	8,715,000		$472,550
Ivory Coast: 0.3%
Ivory Coast Government International Bond 144A 6.75%, 02/25/41	USD	61		59,168
Jamaica: 0.3%
Jamaica Government International Bond 7.88%, 07/28/45 †	USD	50		60,543
Jordan: 0.4%
Jordan Government International Bond 144A 7.38%, 10/10/47	USD	80		79,746
Kazakhstan: 0.5%
Kazakhstan Government International Bond 144A 4.41%, 10/28/30	USD	104		102,419
Laos: 0.6%
Laos Government International Bond 144A 11.25%, 11/12/30	USD	116		124,149
Malaysia: 5.3%
Malaysia Government Bond
2.63%, 04/15/31	MYR	576		136,672
3.34%, 05/15/30	MYR	1,478		362,488
3.83%, 07/05/34	MYR	420		104,630
4.05%, 04/18/39	MYR	1,789		448,700
				1,052,490
Mexico: 5.3%
Mexican Bonos
7.75%, 11/13/42	MXN	14,150		691,948
8.00%, 11/07/47	MXN	7,570		372,009
				1,063,957
Morocco: 0.7%
Morocco Government International Bond 144A 5.95%, 03/08/28	USD	130		132,207
Nigeria: 1.3%
Nigeria Government International Bond 144A
8.25%, 09/28/51	USD	103		105,233
8.63%, 01/13/36	USD	36		39,117
Nigeria Government International Bond Reg S 7.38%, 09/28/33	USD	111		112,249
				256,599
Oman: 1.1%
Oman Government International Bond Reg S 7.38%, 10/28/32	USD	202		228,774
Paraguay: 0.5%
Paraguay Government International Bond Reg S 5.40%, 03/30/50	USD	112		104,012
		Par (000’s	)	Value
Peru: 3.5%
Peru Government Bond 5.35%, 08/12/40	PEN	761		$194,179
Peru Government Bond 144A Reg S 7.60%, 08/12/39 †	PEN	1,607		504,093
				698,272
Philippines: 1.9%
Philippine Government International Bond
5.75%, 01/27/51	USD	19		19,024
6.25%, 01/14/36	PHP	24,091		361,120
				380,144
Poland: 4.0%
Republic of Poland Government Bond 5.00%, 10/25/35	PLN	770		201,739
Republic of Poland Government International Bond 6.12%, 04/14/56	USD	580		590,967
				792,706
Romania: 2.7%
Romania Government Bond 6.70%, 02/25/32	RON	995		218,172
Romanian Government International Bond Reg S 6.62%, 05/16/36	USD	322		329,757
				547,929
Saudi Arabia: 2.0%
Saudi Government International Bond Reg S 5.88%, 01/12/56	USD	407		396,889
Senegal: 1.0%
Senegal Government International Bond Reg S 4.75%, 03/13/28	EUR	311		196,068
Serbia: 0.5%
Serbia International Bond 144A 5.50%, 05/06/36	USD	98		96,168
Singapore: 1.2%
Singapore Government Bond
2.75%, 03/01/35	SGD	106		86,889
2.88%, 09/01/30	SGD	123		99,627
3.38%, 09/01/33	SGD	71		60,065
				246,581
South Africa: 4.4%
Republic of South Africa Government Bond 9.00%, 01/31/40	ZAR	4,861		300,166
Republic of South Africa Government International Bond 144A 7.25%, 12/11/55	USD	405		404,865

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
South Africa (continued)
Republic of South Africa Government International Bond Reg S 7.10%, 11/19/36	USD	169		$181,826
				886,857
South Korea: 1.8%
Korea Treasury Bond
2.62%, 03/10/30	KRW	274,300		169,713
3.38%, 03/10/31	KRW	307,680		193,914
				363,627
Thailand: 3.0%
Thailand Government Bond
1.34%, 03/17/31	THB	6,691		199,485
2.05%, 04/17/28	THB	3,925		120,070
2.70%, 06/17/40	THB	9,003		278,318
				597,873
Trinidad and Tobago: 0.3%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	54		54,921
Tunisia: 0.5%
Tunisian Republic 8.25%, 09/19/27	USD	100		101,203
Turkiye: 0.9%
Turkiye Government International Bond 6.80%, 11/04/36	USD	173		171,042
Uganda: 0.9%
Republic of Uganda Government Bonds 16.25%, 11/08/35	UGX	611,300		174,770
Uruguay: 0.8%
Uruguay Government International Bond 8.00%, 10/29/35	UYU	6,467		165,108
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S
		Par (000’s	)	Value
Uzbekistan (continued)
3.90%, 10/19/31	USD	40		$37,242
Zambia: 0.9%
Zambia Government International Bond Reg S 5.75%, 06/30/33 (s)	USD	187		185,232
Total Government Obligations (Cost: $15,548,506)				15,863,679

SHORT-TERM INVESTMENT: 1.0%
United States Treasury Obligations: 1.0% (Cost: $196,745)
United States Treasury Bill (y) 3.59%, 07/14/26		$197		196,745

	Number of Shares
MONEY MARKET FUND: 2.6% (Cost: $509,906)
Invesco Treasury Portfolio - Institutional Class 3.56%(b)		509,906		509,906

Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $19,343,894)				19,687,893

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Money Market Fund: 3.4% (Cost: $677,024)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(b)		677,024		677,024
Total Investments: 102.0% (Cost: $20,020,918)				20,364,917
Liabilities in excess of other assets: (2.0)%				(403,130)
NET ASSETS: 100.0%				$19,961,787

Forward Foreign Currency Contracts - June 30, 2026

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	USD	197,202	TWD	6,231,177	7/16/2026	$(1,440)

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(b)	The rate shown is the 7-day yield as of June 30, 2026.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2026.
(y)	The rate shown is the calculated yield to maturity.
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $702,902.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,039,513, or 15.2% of net assets.

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$99,240	$—	$99,240
Brazil	—	319,052	—	319,052
China	—	267,213	—	267,213
Guyana	—	—	39,628	39,628
India	—	523,245	—	523,245
Indonesia	—	768,031	—	768,031
Jamaica	—	22,669	—	22,669
Luxembourg	—	47,425	—	47,425
Mexico	—	122,591	—	122,591
Panama	—	215,750	—	215,750
Peru	—	45,802	—	45,802
Singapore	—	232,476	—	232,476
Thailand	—	215,508	—	215,508
United Kingdom	—	198,933	—	198,933
Government Obligations *	—	15,863,679	—	15,863,679
United States Treasury Obligations	—	196,745	—	196,745
Money Market Funds	1,186,930	—	—	1,186,930
Total Investments	$1,186,930	$19,138,359	$39,628	$20,364,917
Other Financial Instruments:
Liabilities
Forward Foreign Currency Contract	$—	$1,440	$—	$1,440

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Assets:
Investments, at value (Cost $19,343,894) (1)	$19,687,893
Short-term investment held as collateral for securities loaned (2)	677,024
Cash	164,175
Foreign currency, at value (Cost $13,866)	13,800
Receivables:
Shares of beneficial interest sold	18,306
Dividends and interest	295,777
Prepaid expenses	15
Other assets	8,229
Total assets	20,865,219
Liabilities:
Payables:
Investment securities purchased	132,332
Shares of beneficial interest redeemed	2,733
Collateral for securities loaned	677,024
Due to Adviser	4,523
Deferred Trustee fees	23,824
Accrued expenses	61,303
Accrued interest	253
Unrealized depreciation on forward foreign currency contracts	1,440
Total liabilities	903,432
NET ASSETS	$19,961,787

Net Assets consist of:
Aggregate paid-in capital	$21,428,678
Total distributable loss	(1,466,891)
NET ASSETS	$19,961,787

Shares of beneficial interest outstanding	2,349,829
Net asset value, redemption and offering price per share	$8.49
(1) Includes Investment in securities on loan, at market value	$702,902
(2) Cost of short-term investment held as collateral for securities loaned	$677,024

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Income:
Dividends	$13,840
Interest (Net of foreign taxes withheld $4,395)	716,804
Securities lending income - net	673
Total income	731,317
Expenses:
Management fees	106,245
Professional fees	55,156
Custodian fees	10,426
Transfer agent fees	9,153
Reports to shareholders	5,946
Interest	4,491
Insurance	2,901
Trustees’ fees and expenses	2,587
Other	876
Total expenses	197,781
Expenses assumed by the Adviser	(76,332)
Net expenses	121,449
Net investment income	609,868

Net realized gain (loss) on:
Investments (a)	628,270
Forward foreign currency contracts	(274)
Foreign currency transactions and foreign denominated assets and liabilities	7,781
Net realized gain	635,777
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(477,703)
Forward foreign currency contracts	(1,440)
Foreign currency translations and foreign denominated assets and liabilities	(1,671)
Net change in unrealized appreciation (depreciation)	(480,814)
Net increase in net assets resulting from operations	$764,831

(a)	Net of foreign taxes of $883
(b)	Net change in accrued foreign taxes of $1,107

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$609,868	$1,304,433
Net realized gain	635,777	636,709
Net change in unrealized appreciation (depreciation)	(480,814)	1,252,006
Net increase in net assets resulting from operations	764,831	3,193,148

Distributions to shareholders from:
Distributable earnings	—	(945,012)

Share transactions*:
Proceeds from sale of shares	2,649,746	11,322,367
Reinvestment of distributions	—	945,012
Cost of shares redeemed	(7,849,156)	(6,396,974)
Net increase (decrease) in net assets resulting from share transactions	(5,199,410)	5,870,405
Total increase (decrease) in net assets	(4,434,579)	8,118,541
Net Assets, beginning of period	24,396,366	16,277,825
Net Assets, end of period	$19,961,787	$24,396,366
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	315,898	1,440,611
Shares reinvested	—	122,411
Shares redeemed	(947,362)	(818,329)
Net increase (decrease)	(631,464)	744,693

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.18		$7.28	$7.62	$7.14	$8.03	$8.83
Net investment income (a)	0.24		0.53	0.57	0.53	0.53	0.43
Net realized and unrealized gain (loss) on investments	0.07		0.79	(0.35)	0.26	(1.09)	(0.78)
Total from investment operations	0.31		1.32	0.22	0.79	(0.56)	(0.35)
Distributions from:
Net investment income	—		(0.42)	(0.56)	(0.31)	(0.33)	(0.45)
Net asset value, end of period	$8.49		$8.18	$7.28	$7.62	$7.14	$8.03
Total return (b)	3.79%		18.49%	2.77%	11.40%	(6.81)%	(4.17)%
Ratios to average net assets
Gross expenses	1.86	%(c)	1.90%	1.99%	1.98%	1.82%	1.89%
Net expenses	1.14	%(c)	1.10%	1.11%	1.13%	1.10%	1.14%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	5.74	%(c)	6.79%	7.54%	7.18%	7.40%	4.97%

Supplemental data
Net assets, end of period (in millions)	$20		$24	$16	$17	$17	$18
Portfolio turnover rate (d)	110%		214%	233%	257%	284%	212%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class shares (the “Initial Class Shares”). Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Use of Derivative Instruments

The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts

The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the six months ended June 30, 2026 the Fund held forward foreign currency contracts. The average amounts purchased and sold (in U.S. dollars) were $212,886 and $0, respectively. Forward foreign currency contracts held at June 30, 2026, are reflected in the Schedule of Open Forward Foreign Currency Contracts in the Fund’s Schedule of Investments.

At June 30, 2026 the Fund held derivatives (not designated as hedging instruments under GAAP):

Foreign Currency Risk

Liabilities Derivatives
Forward foreign currency contracts[1]	$1,440

1	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the six months ended June 30, 2026, was as follows:

Foreign Currency Risk

Realized loss:
Forward foreign currency contracts[1]	$(274)
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[2]	(1,440)

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of average daily net assets, and 0.70% of the average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services. The Adviser has agreed, until at least May 1, 2027, to waive fees and/or assume expenses to prevent the total annual operating expenses of the Initial Class Shares (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the average daily net assets attributable to the Initial Class Shares. Refer to the Statement of Operations for the amounts assumed by the Adviser for the six months ended June 30, 2026.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2026, the aggregate shareholder accounts of three insurance companies owned approximately 66%, 14% and 10% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Investments

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $22,543,718 and $27,042,860, respectively.

Note 5—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$20,080,283	$532,592	$(247,958)	$284,634

The tax character of current year distributions will be determined at the end of the current fiscal year.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the six months ended June 30, 2026, the Fund’s net realized losses from foreign exchange rates on securities transactions was $323,179.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the six months ending in June 30, 2026, the Fund did not incur any such interest or penalties.

Note 6—Principal Risks

A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, global conflicts, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Principal Risks (continued)

The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates.

A more complete description of risk is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2026:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$702,902	$677,024	$59,438	$736,462

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Securities Lending (continued)

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$677,024

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
31	$895,166	4.99%

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statement of Assets and Liabilities.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Fund. The Fund pay remuneration directly to Trustees only. The information is included in the Statement of Operations, as applicable.

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, five- and ten-year periods and underperformed its Peer Group and Morningstar Category medians for the three-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund was the same as the median advisory fee rate and the median total expense ratios for its Peer Group and higher than the median advisory fee rate and the median total expense ratios for its Morningstar Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group Category median for the one-year period and underperformed its Peer Group Category medians for the three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that that the Initial Class shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one- and ten-year periods and outperformed its Peer Group median for the three- and five-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 89.3%
Brazil: 3.4%
Direcional Engenharia SA	180,000	$485,365
Multiplan Empreendimentos Imobiliarios SA *	84,000	476,276
NU Holdings Ltd. (USD) *	36,000	480,960
Rede D’Or Sao Luiz SA 144A	137,000	921,153
Smartfit Escola de Ginastica e Danca SA *	160,737	613,082
		2,976,836
China: 15.7%
Alibaba Group Holding Ltd. (ADR) †	15,300	1,468,494
ANTA Sports Products Ltd. (HKD)	38,000	345,788
BeOne Medicines Ltd. (ADR) *	2,700	769,419
BYD Co. Ltd. (HKD)	69,000	639,348
China Resources Mixc Lifestyle Services Ltd. (HKD) 144A	110,000	515,836
Contemporary Amperex Technology Co. Ltd.	15,500	900,298
Full Truck Alliance Co. Ltd. (ADR)	80,000	649,600
H World Group Ltd. (ADR) †	10,000	417,200
KE Holdings, Inc. (ADR) †	42,000	610,260
Kuaishou Technology (HKD) 144A	50,000	267,995
NetEase, Inc. (HKD)	30,000	770,453
Ping An Insurance Group Co. of China Ltd. (HKD)	63,000	411,943
Shenzhen Inovance Technology Co. Ltd.	59,000	578,102
Tencent Holdings Ltd. (HKD)	54,000	2,979,857
Wuxi Biologics Cayman, Inc. (HKD) 144A *	158,000	702,714
Xiaomi Corp. (HKD) 144A *	161,000	447,179
Yum China Holdings, Inc. (USD)	8,000	326,960
Zijin Mining Group Co. Ltd. (HKD)	206,000	728,415
		13,529,861
Egypt: 0.9%
Commercial International Bank	300,000	779,593

Georgia: 1.4%
Lion Finance Group PLC (GBP)	7,800	1,172,919

Greece: 1.8%
Eurobank SA	130,000	620,018
Piraeus Bank SA *	90,000	936,797
		1,556,815
Hungary: 1.2%
OTP Bank Nyrt	7,300	1,078,254

India: 12.5%
Aditya Birla Capital Ltd. *	265,000	1,101,383
	Number of Shares	Value
India (continued)
Cholamandalam Investment and Finance Co. Ltd.	48,000	$913,149
Delhivery Ltd. *	144,000	716,440
HDFC Bank Ltd.	54,900	464,778
HDFC Bank Ltd. (ADR)	33,000	852,390
Jio Financial Services Ltd.	279,000	699,451
KEI Industries Ltd.	14,500	826,681
Larsen & Toubro Ltd.	13,000	570,069
Lemon Tree Hotels Ltd. 144A *	404,000	500,720
Oberoi Realty Ltd.	56,500	1,056,426
Phoenix Mills Ltd.	55,500	1,153,627
PN Gadgil Jewellers Ltd. *	48,000	272,513
Reliance Industries Ltd.	120,000	1,644,596
		10,772,223
Kazakhstan: 1.3%
Kaspi.kz JSC (ADR) †	13,300	1,152,312

Mexico: 2.7%
BBB Foods, Inc. (USD) *	25,500	1,062,585
Corp. Inmobiliaria Vesta SAB de CV †	185,000	636,009
Grupo Financiero Banorte SAB de CV	57,000	603,654
		2,302,248
Peru: 0.8%
Credicorp Ltd. (USD)	1,800	701,244

Philippines: 1.9%
International Container Terminal Services, Inc.	110,000	1,600,631

Russia: 0.0%
Sberbank of Russia PJSC *∞	340,256	0

Saudi Arabia: 1.9%
Al Rajhi Bank	34,500	605,200
Co. for Cooperative Insurance	11,000	430,917
Saudi National Bank	62,000	638,247
		1,674,364
Singapore: 1.7%
Grab Holdings Ltd. (USD) *	157,000	591,890
Sea Ltd. (ADR) *	9,000	862,470
		1,454,360
South Africa: 1.6%
FirstRand Ltd.	132,000	784,594
Optasia Ltd. * †	325,500	289,731
Pepkor Holdings Ltd. 144A	235,000	317,716
		1,392,041
South Korea: 14.3%
Doosan Enerbility Co. Ltd. *	9,700	552,643
HD Hyundai Electric Co. Ltd.	2,200	1,411,259
KB Financial Group, Inc. (ADR) †	5,800	608,768
Samsung Electronics Co. Ltd.	3,000	665,691
SK Hynix, Inc.	4,650	8,205,307
SK Square Co. Ltd.	800	904,688
		12,348,356

See Notes to Financial Statements

 2

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Taiwan: 22.8%
Chroma ATE, Inc.	49,000	$3,405,180
Delta Electronics, Inc.	14,000	879,252
MediaTek, Inc.	9,000	1,226,382
Taiwan Semiconductor Manufacturing Co. Ltd.	162,000	12,780,221
Unimicron Technology Corp.	16,000	551,167
Wiwynn Corp.	6,000	886,317
		19,728,519
Tanzania: 1.1%
Helios Towers PLC (GBP) *	356,000	945,883

Turkiye: 0.8%
MLP Saglik Hizmetleri AS 144A *	76,000	701,291

United Arab Emirates: 1.3%
Abu Dhabi Commercial Bank PJSC	123,223	485,500
ADNOC Drilling Co. PJSC	408,000	636,759
		1,122,259
	Number of Shares	Value
Uzbekistan: 0.2%
National Investment Fund of the Republic of Uzbekistan JSC (USD) 144A (GDR)	4,500	$142,200
Total Common Stocks (Cost: $45,403,938)		77,132,209

PREFERRED SECURITIES: 9.4%
Brazil: 1.2%
Itau Unibanco Holding SA	127,635	1,042,877

South Korea: 8.2%
Samsung Electronics Co. Ltd.	49,900	7,037,015

Total Preferred Securities (Cost: $2,964,064)		8,079,892

MONEY MARKET FUND: 1.6% (Cost: $1,399,730)
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	1,399,730	1,399,730

Total Investments: 100.3% (Cost: $49,767,732)		86,611,831
Liabilities in excess of other assets: (0.3)%		(285,927)
NET ASSETS: 100.0%		$86,325,904

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,824,437.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,516,804, or 5.2% of net assets.

See Notes to Financial Statements

 3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$2,976,836	$—	$—	$2,976,836
China	4,241,933	9,287,928	—	13,529,861
Egypt	—	779,593	—	779,593
Georgia	—	1,172,919	—	1,172,919
Greece	—	1,556,815	—	1,556,815
Hungary	—	1,078,254	—	1,078,254
India	852,390	9,919,833	—	10,772,223
Kazakhstan	1,152,312	—	—	1,152,312
Mexico	2,302,248	—	—	2,302,248
Peru	701,244	—	—	701,244
Philippines	—	1,600,631	—	1,600,631
Russia	—	—	0	0
Saudi Arabia	—	1,674,364	—	1,674,364
Singapore	1,454,360	—	—	1,454,360
South Africa	289,731	1,102,310	—	1,392,041
South Korea	608,768	11,739,588	—	12,348,356
Taiwan	—	19,728,519	—	19,728,519
Tanzania	—	945,883	—	945,883
Turkiye	—	701,291	—	701,291
United Arab Emirates	—	1,122,259	—	1,122,259
Uzbekistan	—	142,200	—	142,200
Preferred Securities				8,079,892
Brazil	1,042,877	—	—	1,042,877
South Korea	—	7,037,015	—	7,037,015
Money Market Fund	1,399,730	—	—	1,399,730
Total Investments	$17,022,429	$69,589,402	$0	$86,611,831

See Notes to Financial Statements

 4

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Assets:
Investments, at value (Cost $49,767,732) (1)	$86,611,831
Foreign currency, at value (Cost $44,326)	44,398
Receivables:
Investment securities sold	425,631
Shares of beneficial interest sold	81,713
Dividends and interest	272,457
Foreign tax refund	51,682
Prepaid expenses	102
Other assets	33,277
Total assets	87,521,091
Liabilities:
Payables:
Shares of beneficial interest redeemed	124,678
Due to Adviser	72,026
Due to Distributor	333
Deferred Trustee fees	146,573
Accrued expenses	66,545
Accrued foreign taxes	785,032
Total liabilities	1,195,187
NET ASSETS	$86,325,904
Net Assets consist of:
Aggregate paid-in capital	$58,846,974
Total distributable earnings	27,478,930
NET ASSETS	$86,325,904

(1) Includes Investment in securities on loan, at market value	$4,824,437

Initial Class:
Net Assets	$84,683,749
Shares of beneficial interest outstanding	5,768,604
Net asset value, redemption and offering price per share	$14.68

Class S:
Net Assets	$1,642,155
Shares of beneficial interest outstanding	114,812
Net asset value, redemption and offering price per share	$14.30

See Notes to Financial Statements

 5

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Income:
Dividends (Net foreign taxes withheld $75,788)	$742,872
Securities lending income - net	14,532
Total income	757,404
Expenses:
Management fees	394,352
Distribution fees – Class S	1,474
Professional fees	51,328
Custodian fees	39,902
Transfer agent fees – Initial Class	10,800
Transfer agent fees – Class S	7,743
Trustees’ fees and expenses	8,028
Insurance	7,221
Reports to shareholders	5,782
Interest	2,280
Other	861
Total expenses	529,771
Expenses assumed by the Adviser	(13,359)
Net expenses	516,412
Net investment income	240,992

Net realized gain (loss) on:
Investments (a)	7,816,377
Foreign currency transactions and foreign denominated assets and liabilities	(6,162)
Net realized gain	7,810,215
Net change in unrealized appreciation (depreciation) on:
Investments (b)	8,780,376
Foreign currency translations and foreign denominated assets and liabilities	913
Net change in unrealized appreciation (depreciation)	8,781,289
Net increase in net assets resulting from operations	$16,832,496

(a)	Includes foreign capital gains tax refund of $4,068
(b)	Net change in accrued foreign taxes of $152,526

See Notes to Financial Statements

 6

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$240,992	$512,031
Net realized gain	7,810,215	9,197,543
Net change in unrealized appreciation (depreciation)	8,781,289	12,448,881
Net increase in net assets resulting from operations	16,832,496	22,158,455

Distributions to shareholders from:
Distributable earnings
Initial Class	—	(611,339)
Class S	—	(3,706)
Total distributions	—	(615,045)
Share transactions *:
Proceeds from sale of shares
Initial Class	6,570,831	13,425,640
Class S	653,272	59,606
	7,224,103	13,485,246
Reinvestment of distributions
Initial Class	—	611,339
Class S	—	3,706
	—	615,045
Cost of shares redeemed
Initial Class	(8,542,808)	(43,702,025)
Class S	(71,459)	(288,430)
	(8,614,267)	(43,990,455)
Net decrease in net assets resulting from share transactions	(1,390,164)	(29,890,164)
Total increase (decrease) in net assets	15,442,332	(8,346,754)
Net Assets, beginning of period	70,883,572	79,230,326
Net Assets, end of period	$86,325,904	$70,883,572
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	501,503	1,333,891
Shares reinvested	—	56,658
Shares redeemed	(654,256)	(4,022,939)
Net decrease	(152,753)	(2,632,390)
Class S:
Shares sold	50,538	5,932
Shares reinvested	—	351
Shares redeemed	(5,611)	(27,652)
Net increase (decrease)	44,927	(21,369)

See Notes to Financial Statements

 7

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$11.83		$9.17	$9.21	$8.70	$14.40	$16.89
Net investment income (a)	0.04		0.06	0.05	0.08	0.09	0.02
Net realized and unrealized gain (loss) on investments	2.81		2.68	0.07	0.76	(3.59)	(1.97)
Total from investment operations	2.85		2.74	0.12	0.84	(3.50)	(1.95)
Distributions from:
Net investment income	—		(0.08)	(0.16)	(0.33)	(0.03)	(0.16)
Net realized capital gains	—		—	—	—	(2.17)	(0.38)
Total distributions	—		(0.08)	(0.16)	(0.33)	(2.20)	(0.54)
Net asset value, end of period	$14.68		$11.83	$9.17	$9.21	$8.70	$14.40
Total return (b)	24.09%		29.92%	1.21%	9.77%	(24.37)%	(11.87)%

Ratios to average net assets
Gross expenses	1.32	%(c)	1.34%	1.29%	1.26%	1.18%	1.16%
Net expenses	1.31	%(c)	1.30%	1.29%	1.26%	1.18%	1.16%
Net expenses excluding interest and taxes	1.30	%(c)	1.30%	1.28%	1.25%	1.18%	1.16%
Net investment income	0.61	%(c)	0.62%	0.51%	0.84%	0.90%	0.10%
Supplemental data
Net assets, end of period (in millions)	$85		$70	$78	$105	$102	$153
Portfolio turnover rate (d)	21%		34%	26%	23%	20%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

 8

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$11.54		$8.94	$8.98	$8.48	$14.13	$16.63
Net investment income (loss) (a)	0.03		0.04	0.02	0.05	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	2.73		2.60	0.08	0.74	(3.54)	(1.94)
Total from investment operations	2.76		2.64	0.10	0.79	(3.48)	(1.98)
Distributions from:
Net investment income	—		(0.04)	(0.14)	(0.29)	—	(0.14)
Net realized capital gains	—		—	—	—	(2.17)	(0.38)
Total distributions	—		(0.04)	(0.14)	(0.29)	(2.17)	(0.52)
Net asset value, end of period	$14.30		$11.54	$8.94	$8.98	$8.48	$14.13
Total return (b)	23.92%		29.63%	0.93%	9.44%	(24.73)%	(12.22)%

Ratios to average net assets
Gross expenses	2.85	%(c)	3.59%	3.09%	2.98%	2.60%	2.43%
Net expenses	1.56	%(c)	1.55%	1.57%	1.56%	1.55%	1.55%
Net expenses excluding interest and taxes	1.55	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	0.49	%(c)	0.38%	0.22%	0.53%	0.62%	(0.27)%
Supplemental data
Net assets, end of period (in millions)	$2		$1	$1	$1	$1	$1
Portfolio turnover rate (d)	21%		34%	26%	23%	20%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

 9

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

 10

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

Any Russian securities held in the Fund at June 30, 2026 are restricted from trading. Therefore, the Pricing Committee is currently fair valuing these investments at $0 as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

Any currency denominated in Rubles held by the Fund cannot be repatriated and is valued at $0 as of June 30, 2026.

 11

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. This includes the fee paid to the Adviser for accounting and

 12

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

administrative services. The Adviser has agreed, until at least May 1, 2027, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the six months ended June 30, 2026, the Adviser assumed expenses in the amount of $5,714 for Initial Class shares and $7,645 for Class S shares.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2026, the aggregate shareholder accounts of two insurance companies owned approximately 68% and 10% of the Initial Class Shares, and one insurance company owned approximately 95% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class S Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $16,432,804 and $19,633,220, respectively.

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$52,403,207	$41,190,679	$(6,982,055)	$34,208,624

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any such interest or penalties.

 13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks

The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, global conflicts, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

As a result of the current conditions related to Russian securities and Russian markets, the Fund has been unable to dispose of the Russian securities in its portfolio, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia has taken actions, and may take further actions, that impact the custody of equity securities of Russian issuers, which may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Fund have declared dividends, there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2026.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator

 14

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending (continued)

Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2026:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$4,824,437	$–	$4,943,540	$4,943,540

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
5	$179,911	5.00%

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statement of Assets and Liabilities.

 15

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Fund. The Fund pays remuneration directly to Trustees only. The information is included in the Statement of Operations, as applicable.

 16

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

 17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

 18

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, five- and ten-year periods and underperformed its Peer Group and Morningstar Category medians for the three-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund was the same as the median advisory fee rate and the median total expense ratios for its Peer Group and higher than the median advisory fee rate and the median total expense ratios for its Morningstar Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the

 19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group Category median for the one-year period and underperformed its Peer Group Category medians for the three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that that the Initial Class shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one- and ten-year periods and outperformed its Peer Group median for the three- and five-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to

 20

determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

 21

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.9%
Australia: 11.9%
Anglogold Ashanti PLC (USD)	77,600	$6,277,064
Emerald Resources NL *	467,181	1,792,883
Evolution Mining Ltd.	138,300	1,143,568
Predictive Discovery Ltd. *	8,877,272	4,211,947
Westgold Resources Ltd. (CAD)	347,224	1,135,991
		14,561,453
Brazil: 4.8%
Wheaton Precious Metals Corp. (USD)	51,553	5,790,433
Burkina Faso: 1.0%
IAMGOLD Corp. (USD) *	77,800	1,232,352
Canada: 60.4%
Agnico Eagle Mines Ltd. (USD)	73,890	11,462,556
Alamos Gold, Inc. (USD)	159,483	4,838,714
Artemis Gold, Inc. *	103,400	2,275,420
Barrick Mining Corp. (USD)	73,200	2,688,636
Belo Sun Mining Corp.	1,403,247	1,028,998
Benz Mining Corp. (AUD) (CDI) *	269,204	490,877
Centerra Gold, Inc. (USD)	89,500	1,419,470
DPM Metals, Inc.	102,000	3,312,618
Franco-Nevada Corp. (USD)	27,030	5,634,133
G Mining Ventures Corp. * †	186,090	5,449,193
Galway Metals, Inc. *	409,776	161,801
Hemlo Mining Corp. * †	261,000	969,836
Kinross Gold Corp. (USD)	191,176	4,515,577
Liberty Gold Corp. *	4,081,457	4,201,606
Lundin Gold, Inc.	18,700	1,008,804
LunR Royalties Corp. *	4,051	53,985
OceanaGold Corp.	113,066	2,834,124
Omai Gold Mines Corp. * †	2,243,352	3,495,722
OR Royalties, Inc. (USD)	101,500	3,210,445
Osisko Development Corp. (USD) *	324,139	797,382
Pan American Silver Corp. (USD)	86,134	3,857,942
Skeena Resources Ltd. *	136,953	3,650,149
Snowline Gold Corp. * †	246,700	2,229,998
Tectonic Metals, Inc. ø	79,000	120,523
Tectonic Metals, Inc. * †	324,000	502,591
Troilus Mining Corp. * †	2,303,900	2,712,859
West Point Gold Corp. * †	755,576	756,508
		73,680,467
Ivory Coast: 4.1%
Montage Gold Corp. (CAD) * †	441,800	5,024,667
Netherlands: 0.8%
Meridian Mining PLC (CAD) * †	852,358	961,588
South Africa: 2.4%
Gold Fields Ltd. (ADR)	87,600	2,942,484
United States: 10.5%
Newmont Corp.	93,331	8,717,115
	Number of Shares	Value
United States (continued)
Royal Gold, Inc.	15,010	$2,996,146
Sunshine Silver Mining & Refining Co. *	79,962	1,057,098
		12,770,359
Total Common Stocks (Cost: $50,457,879)		116,963,803

WARRANTS: 0.2%
Canada: 0.2%
Osisko Development Corp., USD 2.56, exp. 08/16/27*∞ ø	88,500	52,247
West Point Gold Corp., CAD 0.55, exp. 06/10/27*∞ ø	322,250	199,837

Total Warrants (Cost: $74,207)		252,084

EXCHANGE TRADED FUND: 3.8%(a) (Cost: $2,599,356)
United States: 3.8%
SPDR Gold MiniShares Trust *	57,100	4,534,882

MONEY MARKET FUND: 0.3% (Cost: $349,683)
Invesco Treasury Portfolio - Institutional Class 3.56%(b)	349,683	349,683
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $53,481,125)		122,100,452

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $180,127)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(b)	180,127	180,127
Total Investments: 100.3% (Cost: $53,661,252)		122,280,579
Liabilities in excess of other assets: (0.3)%		(328,745)
NET ASSETS: 100.0%		$121,951,834

See Notes to Consolidated Financial Statements

 2

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
CDI	Clearing House Electronic Subregister System (CHESS) Depositary Interest
USD	United States Dollar

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the underlying fund’s webpage.
(b)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,551,377.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Ø	Restricted Security – the aggregate value of restricted securities is $372,607, or 0.3% of net assets

Restricted securities held by the Fund as of June 30, 2026 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Osisko Development Corp. *	07/31/2025	88,500	$30,947	$52,247	0.0%
Tectonic Metals, Inc.	02/11/2026	79,000	125,134	120,523	0.1%
West Point Gold Corp. *	06/11/2025	322,250	43,259	199,837	0.2%
			$199,340	$372,607	0.3%

*	Warrants

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$7,413,055	$7,148,398	$—	$14,561,453
Brazil	5,790,433	—	—	5,790,433
Burkina Faso	1,232,352	—	—	1,232,352
Canada	73,069,067	611,400	—	73,680,467
Ivory Coast	5,024,667	—	—	5,024,667
Netherlands	961,588	—	—	961,588
South Africa	2,942,484	—	—	2,942,484
United States	12,770,359	—	—	12,770,359
Warrants *	—	—	252,084	252,084
Exchange Traded Fund	4,534,882	—	—	4,534,882
Money Market Funds	529,810	—	—	529,810
Total Investments	$114,268,697	$7,759,798	$252,084	$122,280,579

*	See Schedule of Investments for geographic regions.

See Notes to Consolidated Financial Statements

 3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Assets:
Investments, at value (Cost $53,481,125) (1)	$122,100,452
Short-term investment held as collateral for securities loaned (2)	180,127
Cash	13,476
Foreign currency, at value (Cost $17,419)	17,380
Receivables:
Investment securities sold	10,273
Shares of beneficial interest sold	331,803
Dividends and interest	15,401
Prepaid expenses	33
Other assets	46,202
Total assets	122,715,147
Liabilities:
Payables:
Shares of beneficial interest redeemed	300,758
Collateral for securities loaned	180,127
Due to Adviser	108,081
Due to Distributor	26,798
Deferred Trustee fees	86,941
Accrued expenses	60,082
Accrued interest	526
Total liabilities	763,313
NET ASSETS	$121,951,834

Net Assets consist of:
Aggregate paid-in capital	$32,116,638
Total distributable earnings	89,835,196
NET ASSETS	$121,951,834

Shares of beneficial interest outstanding	5,371,572
Net asset value, redemption and offering price per share	$22.70
(1) Includes Investment in securities on loan, at market value	$10,551,377
(2) Cost of short-term investment held as collateral for securities loaned	$180,127

See Notes to Consolidated Financial Statements

 4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Income:
Dividends (Net foreign taxes withheld $87,375)	$782,598
Non-cash dividends	63,331
Securities lending income - net	24,644
Total income	870,573
Expenses:
Management fees	575,561
Administration fees	191,854
Distribution fees	191,854
Professional fees	54,789
Trustees’ fees and expenses	15,534
Custodian fees	10,553
Transfer agent fees	8,859
Insurance	7,272
Reports to shareholders	4,804
Interest	1,365
Other	2,580
Total expenses	1,065,025
Net investment loss	(194,452)

Net realized gain (loss) on:
Investments	16,719,746
Foreign currency transactions and foreign denominated assets and liabilities	(7,433)
Net realized gain	16,712,313
Net change in unrealized appreciation (depreciation) on:
Investments	(24,321,809)
Foreign currency translations and foreign denominated assets and liabilities	(400)
Net change in unrealized appreciation (depreciation)	(24,322,209)
Net decrease in net assets resulting from operations	$(7,804,348)

See Notes to Consolidated Financial Statements

 5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment loss	$(194,452)	$(242,103)
Net realized gain	16,712,313	15,629,686
Net change in unrealized appreciation (depreciation)	(24,322,209)	77,065,995
Net increase (decrease) in net assets resulting from operations	(7,804,348)	92,453,578
Distributions to shareholders from:
Distributable earnings	—	(1,310,001)

Share transactions*:
Proceeds from sale of shares	27,423,142	58,502,589
Reinvestment of distributions	—	1,310,001
Cost of shares redeemed	(40,763,065)	(65,521,423)
Net decrease in net assets resulting from share transactions	(13,339,923)	(5,708,833)
Total increase (decrease) in net assets	(21,144,271)	85,434,744
Net Assets, beginning of period	143,096,105	57,661,361
Net Assets, end of period	$121,951,834	$143,096,105
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	996,010	3,959,459
Shares reinvested	—	81,014
Shares redeemed	(1,502,847)	(4,342,053)
Net decrease	(506,837)	(301,580)

See Notes to Consolidated Financial Statements

 6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.34		$9.33	$8.38	$7.59	$8.77	$11.68
Net investment income (loss) (a)	(0.03)		(0.04)	(0.01)	0.02	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(1.61)		15.27	1.24	0.77	(1.21)	(1.67)
Total from investment operations	(1.64)		15.23	1.23	0.79	(1.18)	(1.68)
Distributions from:
Net investment income	—		(0.22)	(0.28)	—	—	(1.23)
Net asset value, end of period	$22.70		$24.34	$9.33	$8.38	$7.59	$8.77
Total return (b)	(6.74)%		164.43%	14.41%	10.41%	(13.45)%	(13.91)%
Ratios to average net assets
Gross expenses	1.39	%(c)	1.47%	1.58%	1.55%	1.53%	1.58%
Net expenses	1.39	%(c)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.25	)%(c)	(0.25)%	(0.15)%	0.23%	0.35%	(0.08)%

Supplemental data
Net assets, end of period (in millions)	$122		$143	$58	$54	$46	$51
Portfolio turnover rate (d)	17%		55%	44%	35%	39%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Consolidated Financial Statements

 7

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares (the “Class S Shares”). Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

 8

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation

The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2026, the Fund held $4,544,475 in its Subsidiary, representing 3.7% of the Fund’s net assets.

C.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

 9

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Consolidated Schedule of Investments.

G.	Warrants

The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2026 are reflected in the Consolidated Schedule of Investments.

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Non-cash dividends, if any, are recorded at fair value of the security received.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would

 10

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

J.	Other (continued)

involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2027, to waive fees and/or assume expenses to prevent the total annual operating expenses of the Class S Shares (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the average daily net assets attributable to Class S Shares. During the six months ended June 30, 2026, there were no waivers or expenses assumed by the Adviser.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the six months ended June 30, 2026 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2026, the aggregate shareholder accounts of two insurance companies owned approximately 60% and 32% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of the average daily net assets attributable to Class S Shares, and is recorded as Distribution fees in the Consolidated Statement of Operations.

Note 5—Investments

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $25,546,699 and $38,616,817, respectively.

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$74,974,618	$69,310,658	$(22,004,697)	$47,305,961

The tax character of current year distributions will be determined at the end of the current fiscal year.

 11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any such interest or penalties.

Note 7—Principal Risks

A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, global conflicts, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

 12

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Consolidated Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2026:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$10,551,377	$180,127	$11,012,332	$11,192,459

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$180,127

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
22	$447,897	4.98%

 13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit (continued)

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Consolidated Statement of Assets and Liabilities.

 14

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Fund. The Fund pays remuneration directly to Trustees only. The information is included in the Statement of Operations, as applicable.

 15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

 16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

 17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, five- and ten-year periods and underperformed its Peer Group and Morningstar Category medians for the three-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund was the same as the median advisory fee rate and the median total expense ratios for its Peer Group and higher than the median advisory fee rate and the median total expense ratios for its Morningstar Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the

 18

fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group Category median for the one-year period and underperformed its Peer Group Category medians for the three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that that the Initial Class shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one- and ten-year periods and outperformed its Peer Group median for the three- and five-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

 19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

 20

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.4%
Australia: 3.2%
Glencore PLC (GBP)	1,819,600	$12,406,799

Canada: 23.9%
Agnico Eagle Mines Ltd. (USD)	61,222	9,497,369
Canadian Natural Resources Ltd.	395,600	15,653,849
Franco-Nevada Corp. (USD)	45,100	9,400,644
G Mining Ventures Corp. *	212,300	6,216,689
Hudbay Minerals, Inc. (USD) †	486,800	11,493,348
Kinross Gold Corp. (USD)	331,100	7,820,582
Neo Performance Materials, Inc.	167,910	4,401,829
Nutrien Ltd. (USD)	299,565	18,857,617
West Fraser Timber Co. Ltd.	122,200	8,272,464
		91,614,391
Ireland: 6.2%
CRH PLC (USD)	134,000	14,338,000
Smurfit Westrock PLC (USD)	203,700	9,423,162
		23,761,162
Luxembourg: 1.0%
ArcelorMittal SA (USD) †	66,300	3,992,586

Netherlands: 2.1%
JBS NV (USD)	677,050	8,023,042

South Africa: 3.6%
Anglo American PLC (GBP)	185,677	9,107,909
Northam Platinum Holdings Ltd.	336,200	4,856,712
		13,964,621
Turkiye: 1.3%
Eldorado Gold Corp. (USD)	154,700	4,809,623

United Kingdom: 6.5%
BP PLC (ADR)	334,400	12,356,080
Shell PLC (ADR)	108,400	8,405,336
Yellow Cake PLC 144A *	587,800	4,110,546
		24,871,962
United States: 49.1%
Alcoa Corp.	119,400	6,225,516
Arcosa, Inc.	35,567	5,167,529
Bunge Global SA	77,100	8,228,883
CF Industries Holdings, Inc.	34,800	3,767,449
Chord Energy Corp.	50,100	5,726,430
Coeur Mining, Inc.	299,000	4,879,680
Commercial Metals Co.	130,800	8,207,700
ConocoPhillips	104,643	10,878,686
Core Natural Resources, Inc.	144,100	11,530,882
Corteva, Inc.	116,533	9,869,180
Diamondback Energy, Inc.	90,288	15,870,825
Expand Energy Corp.	120,200	10,961,038
International Paper Co.	237,800	9,060,180
Kimbell Royalty Partners LP	610,900	8,876,377
Louisiana-Pacific Corp.	82,500	6,489,450
Ovintiv, Inc.	291,800	15,363,270
Peabody Energy Corp. †	270,500	6,253,960
	Number of Shares	Value
United States (continued)
Permian Resources Corp.	466,949	$8,596,531
Pilgrim’s Pride Corp.	219,500	6,170,145
SLB Ltd.	216,200	10,051,138
Steel Dynamics, Inc.	31,100	7,136,206
Valero Energy Corp.	16,800	4,375,392
Weatherford International PLC	56,300	4,588,450
		188,274,897
Zambia: 1.5%
First Quantum Minerals Ltd. (CAD) *	211,700	5,782,660

Total Common Stocks (Cost: $344,420,170)		377,501,743

MONEY MARKET FUND: 2.9% (Cost: $10,999,986)
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	10,999,986	10,999,986

Total Investments Before Collateral for Securities Loaned: 101.3% (Cost: $355,420,156)		388,501,729

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $1,160,357)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	1,160,357	1,160,357

Total Investments: 101.6% (Cost: $356,580,513)		389,662,086
Liabilities in excess of other assets: (1.6)%		(6,240,565)
NET ASSETS: 100.0%		$383,421,521

See Notes to Financial Statements

 2

VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,159,321.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,110,546, or 1.1% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$12,406,799	$—	$12,406,799
Canada	91,614,391	—	—	91,614,391
Ireland	23,761,162	—	—	23,761,162
Luxembourg	3,992,586	—	—	3,992,586
Netherlands	8,023,042	—	—	8,023,042
South Africa	—	13,964,621	—	13,964,621
Turkiye	4,809,623	—	—	4,809,623
United Kingdom	20,761,416	4,110,546	—	24,871,962
United States	188,274,897	—	—	188,274,897
Zambia	5,782,660	—	—	5,782,660
Money Market Funds	12,160,343	—	—	12,160,343
Total Investments	$359,180,120	$30,481,966	$—	$389,662,086

See Notes to Financial Statements

 3

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Assets:
Investments, at value (Cost $355,420,156) (1)	$388,501,729
Short-term investment held as collateral for securities loaned (2)	1,160,357
Foreign currency, at value (Cost $3,349)	3,345
Receivables:
Investment securities sold	2,752,870
Shares of beneficial interest sold	414,785
Dividends and interest	439,681
Prepaid expenses	374
Other assets	109,773
Total assets	393,382,914
Liabilities:
Payables:
Investment securities purchased	7,406,027
Shares of beneficial interest redeemed	585,360
Collateral for securities loaned	1,160,357
Due to Adviser	316,365
Due to Distributor	45,483
Deferred Trustee fees	368,312
Accrued expenses	79,489
Total liabilities	9,961,393
NET ASSETS	$383,421,521
Net Assets consist of:
Aggregate paid-in capital	$323,096,285
Total distributable earnings	60,325,236
NET ASSETS	$383,421,521
(1) Includes Investment in securities on loan, at market value	$2,159,321
(2) Cost of short-term investment held as collateral for securities loaned	$1,160,357
Initial Class:
Net Assets	$175,372,689
Shares of beneficial interest outstanding	4,907,616
Net asset value, redemption and offering price per share	$35.73
Class S:
Net Assets	$208,048,832
Shares of beneficial interest outstanding	6,109,529
Net asset value, redemption and offering price per share	$34.05

See Notes to Financial Statements

 4

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Income:
Dividends (Net foreign taxes withheld $338,745)	$4,604,790
Securities lending income - net	60,085
Total income	4,664,875
Expenses:
Management fees	1,978,596
Distribution fees – Class S	290,166
Professional fees	52,320
Trustees’ fees and expenses	39,365
Transfer agent fees – Initial Class	12,462
Transfer agent fees – Class S	12,145
Custodian fees	12,858
Insurance	11,939
Reports to shareholders	9,329
Interest	3,941
Other	3,150
Total expenses	2,426,271
Net investment income	2,238,604
Net realized gain on:
Investments	89,155,320
Foreign currency transactions and foreign denominated assets and liabilities	86,203
Net realized gain	89,241,523
Net change in unrealized appreciation (depreciation) on:
Investments	(68,488,488)
Foreign currency translations and foreign denominated assets and liabilities	(2,035)
Net change in unrealized appreciation (depreciation)	(68,490,523)
Net increase in net assets resulting from operations	$22,989,604

See Notes to Financial Statements

 5

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$2,238,604	$5,678,403
Net realized gain	89,241,523	17,222,425
Net change in unrealized appreciation (depreciation)	(68,490,523)	68,803,148
Net increase in net assets resulting from operations	22,989,604	91,703,976
Distributions to shareholders from:
Distributable earnings
Initial Class	—	(3,404,737)
Class S	—	(3,695,317)
Total distributions	—	(7,100,054)
Share transactions *:
Proceeds from sale of shares
Initial Class	32,938,222	24,163,448
Class S	68,982,505	52,703,314
	101,920,727	76,866,762
Reinvestment of distributions
Initial Class	—	3,404,737
Class S	—	3,695,317
	—	7,100,054
Cost of shares redeemed
Initial Class	(26,713,998)	(27,992,514)
Class S	(67,131,575)	(43,142,642)
	(93,845,573)	(71,135,156)
Net increase in net assets resulting from share transactions	8,075,154	12,831,660
Total increase in net assets	31,064,758	97,435,582
Net Assets, beginning of period	352,356,763	254,921,181
Net Assets, end of period	$383,421,521	$352,356,763
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	854,808	836,395
Shares reinvested	—	118,056
Shares redeemed	(694,250)	(981,506)
Net increase (decrease)	160,558	(27,055)
Class S:
Shares sold	1,884,308	1,852,046
Shares reinvested	—	134,180
Shares redeemed	(1,820,418)	(1,540,746)
Net increase	63,890	445,480

See Notes to Financial Statements

 6

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
.	Six Months		Year Ended December 31,
.	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$33.51		$25.18	$26.59	$28.39	$26.61	$22.48
Net investment income (a)	0.23		0.60	0.71	0.61	0.69	0.40
Net realized and unrealized gain (loss) on investments	1.99		8.47	(1.41)	(1.63)	1.57	3.84
Total from investment operations	2.22		9.07	(0.70)	(1.02)	2.26	4.24
Distributions from:
Net investment income	—		(0.74)	(0.71)	(0.78)	(0.48)	(0.11)
Net asset value, end of period	$35.73		$33.51	$25.18	$26.59	$28.39	$26.61
Total return (b)	6.62%		36.48%	(2.83)%	(3.58)%	8.39%	18.92%

Ratios to average net assets
Expenses	1.03	%(c)	1.08%	1.09%	1.12%	1.09%	1.09%
Expenses excluding interest and taxes	1.03	%(c)	1.08%	1.09%	1.12%	1.08%	N/A
Net investment income	1.22	%(c)	2.08%	2.65%	2.23%	2.37%	1.54%
Supplemental data
Net assets, end of period (in millions)	$175		$159	$120	$151	$192	$169
Portfolio turnover rate (d)	75%		43%	57%	44%	55%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

 7

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
.	Six Months		Year Ended December 31,
.	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$31.97		$24.05	$25.42	$27.16	$25.49	$21.55
Net investment income (a)	0.17		0.50	0.63	0.52	0.59	0.33
Net realized and unrealized gain (loss) on investments	1.91		8.09	(1.37)	(1.57)	1.51	3.69
Total from investment operations	2.08		8.59	(0.74)	(1.05)	2.10	4.02
Distributions from:
Net investment income	—		(0.67)	(0.63)	(0.69)	(0.43)	(0.08)
Net asset value, end of period	$34.05		$31.97	$24.05	$25.42	$27.16	$25.49
Total return (b)	6.51%		36.17%	(3.09)%	(3.84)%	8.12%	18.68%

Ratios to average net assets
Expenses	1.27	%(c)	1.32%	1.33%	1.36%	1.33%	1.34%
Net investment income	0.96	%(c)	1.82%	2.44%	1.99%	2.14%	1.31%
Supplemental data
Net assets, end of period (in millions)	$208		$193	$135	$160	$213	$173
Portfolio turnover rate (d)	75%		43%	57%	44%	55%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

 8

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in global resources securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

 9

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

 10

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.95% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services. The Adviser has agreed, until May 1, 2027, to waive fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily

 11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

net assets for Initial Class Shares and Class S Shares, respectively. During the six months ended June 30, 2026, there were no waivers or expenses assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2026, the aggregate shareholder accounts of two insurance companies owned approximately 44% and 26% of the Initial Class Shares, and three insurance companies owned approximately 36%, 31%, 16% of the Class S Shares. Investment activities by these shareholders could have a material impact to the fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class S Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $310,038,930 and $302,749,485, respectively.

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$358,471,501	$49,718,489	$(18,527,904)	$31,190,585

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During six months ended June 30, 2026, the Fund did not incur any such interest or penalties.

Note 7—Principal Risks

The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other

 12

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade and potentially less liquid than securities issued in developed markets. Political risks may include unstable governments, global conflicts, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States.

The Fund concentrates its investments in the securities of global resource companies, including precious metals, base and industrial metals, energy, natural resources and other commodities. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2026:

 13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending (continued)

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$2,159,321	$1,160,357	$1,036,507	$2,196,864

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$1,160,357

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
6	$4,694,194	4.99%

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statement of Assets and Liabilities.

 14

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Fund. The Fund pays remuneration directly to Trustees only. The information is included in the Statement of Operations, as applicable.

 15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(each, a “Fund”; together, the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

 16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

 17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, five- and ten-year periods and underperformed its Peer Group and Morningstar Category medians for the three-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund was the same as the median advisory fee rate and the median total expense ratios for its Peer Group and higher than the median advisory fee rate and the median total expense ratios for its Morningstar Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the

 18

fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group Category median for the one-year period and underperformed its Peer Group Category medians for the three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that that the Initial Class shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had performed the same as its Peer Group median for the one- and ten-year periods and outperformed its Peer Group median for the three- and five-year periods. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the

 19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

 20

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Principal Executive Officer

Date September 4, 2026

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026